Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	$ 18,684,000,000		$ 18,377,000,000
Long-term Debt, Fair Value	21,075,000,000		19,672,000,000
Other Temporary Investments
Cost	374,000,000		342,000,000
Gross Unrealized Gains	12,000,000		11,000,000
Gross Unrealized Losses	0		0
Estimated Fair Value	386,000,000		353,000,000
Debt and Equity Securities Within Other Temporary Investments [Abstract]
Proceeds From Investment Sales	0		0		0
Purchases of Investments	2,000,000		17,000,000		2,000,000
Gross Realized Gains on Investment Sales	0		0		0
Gross Realized Losses on Investment Sales	0		0		0
Nuclear Trust Fund Investments
Estimated Fair Value	2,096,000,000		1,932,000,000
Gross Unrealized Gains	649,000,000		535,000,000
Other-Than-Temporary Impairments	(85,000,000)		(87,000,000)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	1,032,000,000		858,000,000		988,000,000
Purchases of Investments	1,086,000,000		910,000,000		1,045,000,000
Gross Realized Gains on Investment Sales	32,000,000		18,000,000		25,000,000
Gross Realized Losses on Investment Sales	15,000,000		8,000,000		9,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	2,096,000,000		1,932,000,000
Fair Value Measurements (Textuals) [Abstract]
Adjusted Cost of Debt Securities	903,000,000		872,000,000
Adjusted Cost of Domestic Equity Securities	524,000,000		506,000,000
Appalachian Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	3,980,274,000		4,194,357,000
Long-term Debt, Fair Value	4,711,210,000		4,587,079,000
Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,027,397,000		2,039,016,000
Long-term Debt, Fair Value	2,255,124,000		2,174,891,000
Nuclear Trust Fund Investments
Estimated Fair Value	2,095,732,000		1,931,610,000
Gross Unrealized Gains	649,132,000		534,850,000
Other-Than-Temporary Impairments	(85,495,000)		(86,994,000)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	1,031,793,000		858,406,000		987,550,000
Purchases of Investments	1,086,437,000		909,998,000		1,045,422,000
Gross Realized Gains on Investment Sales	32,305,000		18,326,000		24,605,000
Gross Realized Losses on Investment Sales	15,410,000		8,108,000		8,881,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	2,095,732,000		1,931,610,000
Fair Value Measurements (Textuals) [Abstract]
Adjusted Cost of Debt Securities	903,000,000		872,000,000
Adjusted Cost of Domestic Equity Securities	524,000,000		506,000,000
Ohio Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,297,123,000		2,735,175,000
Long-term Debt, Fair Value	2,709,452,000		3,007,191,000
Public Service Co Of Oklahoma [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	1,041,036,000		999,810,000
Long-term Debt, Fair Value	1,216,205,000		1,111,149,000
Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,140,437,000		2,043,332,000
Long-term Debt, Fair Value	2,402,639,000		2,214,730,000
Cash [Member]
Other Temporary Investments
Cost	280,000,000		250,000,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value	280,000,000	[1]	250,000,000	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	20,000,000	[2]	19,000,000	[2]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	20,000,000	[2]	19,000,000	[2]
Cash [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	19,966,000	[3]	18,804,000	[3]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	19,966,000	[3]	18,804,000	[3]
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	953,000,000		901,000,000
Gross Unrealized Gains	50,000,000		29,000,000
Other-Than-Temporary Impairments	(6,000,000)		(5,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	953,000,000		901,000,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	953,387,000		900,295,000
Gross Unrealized Gains	50,344,000		29,312,000
Other-Than-Temporary Impairments	(6,353,000)		(5,317,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	953,387,000		900,295,000
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	81,000,000		80,000,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value	81,000,000		80,000,000
Domestic [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	1,123,000,000	[4]	1,012,000,000	[4]
Gross Unrealized Gains	599,000,000		506,000,000
Other-Than-Temporary Impairments	(79,000,000)		(82,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,123,000,000	[4]	1,012,000,000	[4]
Domestic [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	1,122,379,000	[4]	1,012,511,000	[4]
Gross Unrealized Gains	598,788,000		505,538,000
Other-Than-Temporary Impairments	(79,142,000)		(81,677,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,122,379,000	[4]	1,012,511,000	[4]
Mutual Funds Equity [Member]
Other Temporary Investments
Cost	13,000,000		12,000,000
Gross Unrealized Gains	12,000,000		11,000,000
Gross Unrealized Losses	0		0
Estimated Fair Value	25,000,000	[4]	23,000,000	[4]
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	20,000,000		19,000,000
Gross Unrealized Gains	0		0
Other-Than-Temporary Impairments	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	20,000,000		19,000,000
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	19,966,000		18,804,000
Gross Unrealized Gains	0		0
Other-Than-Temporary Impairments	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	19,966,000		18,804,000
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	697,000,000		609,000,000
Gross Unrealized Gains	45,000,000		26,000,000
Other-Than-Temporary Impairments	(5,000,000)		(4,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	697,000,000		609,000,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	697,042,000		608,875,000
Gross Unrealized Gains	44,615,000		26,114,000
Other-Than-Temporary Impairments	(5,016,000)		(3,824,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	697,042,000		608,875,000
Corporate Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	48,000,000		37,000,000
Gross Unrealized Gains	4,000,000		2,000,000
Other-Than-Temporary Impairments	(1,000,000)		(1,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	48,000,000		37,000,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	47,792,000		36,782,000
Gross Unrealized Gains	4,523,000		2,450,000
Other-Than-Temporary Impairments	(1,018,000)		(1,123,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	47,792,000		36,782,000
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	208,000,000		255,000,000
Gross Unrealized Gains	1,000,000		1,000,000
Other-Than-Temporary Impairments	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	208,000,000		255,000,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	208,553,000		254,638,000
Gross Unrealized Gains	1,206,000		748,000
Other-Than-Temporary Impairments	(319,000)		(370,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	208,553,000		254,638,000
Within One Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	154,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	154,000,000
Within One Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	154,447,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	154,447,000
One Year To Five Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	376,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	376,000,000
One Year To Five Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	376,291,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	376,291,000
Five Year To Ten Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	179,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	179,000,000
Five Year To Ten Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	178,436,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	178,436,000
After 10 years [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	244,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	244,000,000
After 10 years [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	244,213,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	$ 244,213,000

[1]	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[2]	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.
[3]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.
[4]	Amounts represent publicly traded equity securities and equity-based mutual funds.